Financial Instruments And Financial Risk Management - Summary of Contractual Obligations (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	$ 643,725
Less Than One Year
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	159,900
1 to 3 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	7,770
3 to 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	476,055
Accounts payable & Accrued liabilities
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	93,254
Accounts payable & Accrued liabilities | Less Than One Year
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	93,254
Accounts payable & Accrued liabilities | 1 to 3 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Accounts payable & Accrued liabilities | 3 to 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Deferred consideration, contingent consideration and other payables, short-term
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	47,834
Deferred consideration, contingent consideration and other payables, short-term | Less Than One Year
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	47,834
Deferred consideration, contingent consideration and other payables, short-term | 1 to 3 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Deferred consideration, contingent consideration and other payables, short-term | 3 to 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Deferred consideration, long-term
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	7,770
Deferred consideration, long-term | Less Than One Year
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Deferred consideration, long-term | 1 to 3 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	7,770
Deferred consideration, long-term | 3 to 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Long-term notes payable and loans payable and Short-term borrowings
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	487,867
Long-term notes payable and loans payable and Short-term borrowings | Less Than One Year
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	18,812
Long-term notes payable and loans payable and Short-term borrowings | 1 to 3 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Long-term notes payable and loans payable and Short-term borrowings | 3 to 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	469,055
Other long-term liabilities
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	7,000
Other long-term liabilities | Less Than One Year
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations
Other long-term liabilities | 1 to 3 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations
Other long-term liabilities | 3 to 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	$ 7,000